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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22575

                    J.P. Morgan Access Multi-Strategy Fund II
               (Exact name of registrant as specified in charter)

               270 Park Avenue, New York, NY                      10017
         (Address of principal executive offices)               (Zip code)

   J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   1-800-480-4111

Date of fiscal year end: March 31

Date of reporting period: July 1, 2011 through June 30, 2012,

J.P. Morgan Access Multi-Strategy Fund II commenced operations on October 3,
2011.

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Item 1. Proxy Voting Record

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22575
Reporting Period: 07/01/2011 - 06/30/2012
J.P. Morgan Access Multi-Strategy Fund II









================== J.P. Morgan Access Multi-Strategy Fund II ===================


CASPIAN CAPITAL PARTNERS FUND LTD

Ticker:       NULL           Security ID:  Null
Meeting Date: MAR 30, 2012   Meeting Type: Null
Record Date:  MAR 16, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
Null  Consent to Restructing (sent to Access  For       For          Management
      RIC II)

========== END NPX REPORT

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                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       J.P. Morgan Access Multi-Strategy Fund II
             -------------------------------------------------------------------

By (Signature and Title) \s\ Patricia A. Maleski
                        --------------------------------------------------------
                        Patricia A. Maleski, President and Principal Executive Officer

Date                    August 29, 2012
        -----------------------------------------------------------------------,

         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title  \s\ Patricia A. Maleski
                        --------------------------------------------------------
                        Patricia A. Maleski, President and Principal Executive Officer

Date                    August 29, 2012
        -----------------------------------------------------------------------,

*  Print the name and title of each signing officer under his or her signature.